Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other non-current assets
Deposits	¥ 1,813	$ 255	¥ 1,836
Loans receivables	8,551	1,204	9,795
Long-term prepayments to a supplier (a)	29,341	4,133	62,663
Receivables for disposal of subsidiaries (Note 4)	5,850	824	6,373
Others	10,405	1,466	10,424
Total	¥ 55,960	$ 7,882	¥ 91,091